Financial instruments and risk management - Summary of financial assets by categories (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [Line Items]
Cash and cash equivalents	$ 8,027	$ 10,773
Trade and other financial receivables	2,938	3,007
Equity shares and quoted funds	61	130
Other investments, including loans	2,839	2,782
Loans to equity accounted units including quasi equity loans	152	167
Total financial assets	14,383	17,415
Trade And Other Financial Payables	(5,398)	(5,552)
Current borrowings	(1,022)	(312)
Non-current portion of non-current borrowings	(13,093)	(12,440)
Derivatives and embedded derivatives not related to net debt: not designated as hedges	(29)
Embedded derivatives not related to net debt: designated as hedges	(24)
Embedded derivatives not related to net debt: designated as hedges		(46)
Other financial liabilities	(247)	(666)
Financial liabilities	(20,111)	(19,472)
Highly liquid financial assets held in managed investment funds classified as held for trading	2,584	2,522
Amortised Cost
Disclosure of financial assets [Line Items]
Cash and cash equivalents	2,707
Trade and other financial receivables	1,801
Other investments, including loans	21
Loans to equity accounted units including quasi equity loans	152	167
Total financial assets	4,681
Fair value through other comprehensive income
Disclosure of financial assets [Line Items]
Trade and other financial receivables	0
Equity shares and quoted funds	50
Total financial assets	50
Fair value through profit and loss
Disclosure of financial assets [Line Items]
Cash and cash equivalents	5,320	7,994
Trade and other financial receivables	1,137
Equity shares and quoted funds	11	77
Other investments, including loans	2,818
Total financial assets	9,652
Loans and receivables
Disclosure of financial assets [Line Items]
Cash and cash equivalents		2,779
Trade and other financial receivables		2,015
Other investments, including loans		6
Total financial assets		4,967
Trade And Other Financial Payables		(5,513)
Current borrowings		(312)
Non-current portion of non-current borrowings		(12,440)
Embedded derivatives not related to net debt: designated as hedges		0
Other financial liabilities		(666)
Financial liabilities		(18,931)
Available for sale securities
Disclosure of financial assets [Line Items]
Equity shares and quoted funds		53
Total financial assets		53
Held at fair value
Disclosure of financial assets [Line Items]
Trade and other financial receivables		992
Other investments, including loans		2,776
Total financial assets		12,395
Financial liabilities at fair value through profit or loss, category
Disclosure of financial assets [Line Items]
Trade And Other Financial Payables		(39)
Embedded derivatives not related to net debt: designated as hedges		(46)
Financial liabilities		(541)
Fair value through profit loss
Disclosure of financial assets [Line Items]
Trade And Other Financial Payables	(57)
Derivatives and embedded derivatives not related to net debt: not designated as hedges	(29)
Embedded derivatives not related to net debt: designated as hedges	(24)
Financial liabilities	(408)
Financial liabilities at amortised cost, category
Disclosure of financial assets [Line Items]
Trade And Other Financial Payables	(5,341)
Current borrowings	(1,022)
Non-current portion of non-current borrowings	(13,093)
Other financial liabilities	(247)
Financial liabilities	(19,703)
Fair Value Hedges Related to Debt [Member]
Disclosure of financial assets [Line Items]
Derivatives related to net debt: designated as hedges	151	70
Embedded derivatives not related to net debt: designated as hedges	66	54
Derivatives related to net debt: designated as hedges	(298)	(358)
Fair Value Hedges Related to Debt [Member] | Fair value through profit and loss
Disclosure of financial assets [Line Items]
Derivatives related to net debt: designated as hedges	151	70
Embedded derivatives not related to net debt: designated as hedges	66	54
Fair Value Hedges Related to Debt [Member] | Fair value through profit loss
Disclosure of financial assets [Line Items]
Derivatives related to net debt: designated as hedges	(298)	(358)
Fair Value Hedges Excluding Net Debt [Member]
Disclosure of financial assets [Line Items]
Derivative financial assets held for trading		432
Derivatives and embedded derivatives not related to net debt: not designated as hedges	149
Derivative financial liabilities held for trading		(98)
Fair Value Hedges Excluding Net Debt [Member] | Fair value through profit and loss
Disclosure of financial assets [Line Items]
Derivative financial assets held for trading		432
Derivatives and embedded derivatives not related to net debt: not designated as hedges	$ 149
Fair Value Hedges Excluding Net Debt [Member] | Fair value through profit loss
Disclosure of financial assets [Line Items]
Derivative financial liabilities held for trading		$ (98)